UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05603

Name of Fund:	BlackRock World Income Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock World Income Fund, Inc. SEMI-ANNUAL REPORT JUNE 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?

•	The Fund posted a positive return, but underperformed the benchmark JPMorgan Global Government Bond Broad Index for the six-month period.

What factors influenced performance?

•

The Fund’s allocations to high-quality mortgage-backed and asset-backed products negatively impacted performance. These sectors underperformed during the six months, as spreads widened due to market de-leveraging and overall market liquidity concerns. Despite more volatile market conditions for these sectors, we continue to find these high-quality securities to be attractive and fundamentally sound.

•

The Fund’s sector allocations to emerging market and high yield bonds also hampered results, as these sectors underperformed developed market government and investment-grade bonds. Our duration underweight in the U.S. detracted as well, as rates dropped dramatically during the credit crisis and aggressive Fed-easing campaign.

•

With respect to currencies, our long Japanese yen/euro currency position hindered returns, as the yen underperformed along with other low-yielding currencies. Later in the period, we established a small short position in the pound sterling/U.S. dollar, which was a detriment to performance. However, the portfolio’s long Australian dollar/New Zealand dollar currency position aided performance.

Describe recent portfolio activity.

•

In developed markets, we began overweighting European bonds in response to attractive yields amid a weakening economic outlook for the region. We expressed this view by overweighting Germany over peripheral countries, whose spreads began to widen during the period. In emerging markets, we retained a high-quality bias, favoring those countries and currencies with stronger fundamentals such as Brazil, Peru, Turkey and Russia. In Japan, we bought intermediate nominal and longer-term inflation-linked bonds, modestly reducing our duration underweight.

•

On a sector basis, we increased our allocation to high-quality mortgages, but reduced exposure to commercial mortgage-backed securities. In high yield, we also trimmed positions and maintained a low allocation (approximately 3.5%) overall. In particular, we minimized exposure to homebuilders and building products makers in favor of companies that are poised to benefit from solid global demand.

Describe Fund positioning at period-end.

•

At period-end, we continue to favor European government bonds and hold overweight positions in Germany and Denmark, in particular. In the U.S., we continue to favor high-quality mortgages and commercial mortgage-backed securities as they remain cheap relative to other sectors. We maintain a defensive allocation to high yield bonds, but do remain more constructive on emerging market bonds.

•	The Fund maintains a steepening bias in the long-end of the U.K. yield curve, but has a flattening bias in the Japanese yield curve and Japanese government bonds floaters.

•

With respect to currencies, we retain a modest overweight to the Japanese yen versus the euro and the Australian dollar versus the New Zealand dollar. We also remain overweight in currencies of higher-rated Asian governments, such as the Singapore dollar and Chinese renminbi, on expectations that the respective governments will let their currencies appreciate to combat inflation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During the Period[1]

Institutional	$ 1,000	$ 1,022.60	$ 5.00	$ 1,000	$ 1,019.75	$ 4.99
Investor A	$ 1,000	$ 1,023.10	$ 6.10	$ 1,000	$ 1,018.67	$ 6.09
Investor B	$ 1,000	$ 1,020.40	$ 8.79	$ 1,000	$ 1,016.00	$ 8.77
Investor C	$ 1,000	$ 1,019.50	$ 9.69	$ 1,000	$ 1,015.11	$ 9.67
Investor C1	$ 1,000	$ 1,018.80	$ 8.79	$ 1,000	$ 1,016.00	$ 8.77

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.00% for Institutional, 1.22% for Investor A, 1.76% for Investor B, 1.94% for Investor C and 1.76% for Investor C1), multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

[2]	The Fund invests in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units.

[3]	This unmanaged Index measures the performance of leading government bond markets based on total return in U.S. currency.

Performance Summary for the Period Ended June 30, 2008

			Average Annual Total Returns[1]

			1 Year		5 Years		10 Years

	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	4.04%	2.26%	10.74%	—	8.73%	—	5.26%	—
Investor A	3.65	2.31	10.69	6.27%	8.48	7.60%	5.01	4.58%
Investor B	3.27	2.04	10.12	6.12	7.91	7.61	4.47	4.47
Investor C	3.09	1.95	9.89	8.89	7.71	7.71	4.24	4.24
Investor C1	3.27	1.88	9.95	8.95	7.85	7.85	4.41	4.41
JPMorgan Global Government Bond Broad Index	—	4.67	16.37	—	6.52	—	6.64	—

[1]

Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

•

Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Portfolio Information

As of June 30, 2008

Geographic Allocation	Percent of Long-Term Investments

United States	26%
Germany	22
United Kingdom	12
Japan	10
France	6
Denmark	3
Russia	3
Austria	3
Turkey	2
Peru	2
Brazil	2
Sweden	1
Czech Republic	1
Canada	1
Italy	1
Norway	1
Spain	1
Mexico	1
Ireland	1
South Africa	1

Portfolio Composition	Percent of Long-Term Investments

Foreign Government Obligations	64%
Corporate Bonds	14
Asset Backed-Securities	8
Non-U.S. Government Agency Mortgage-Backed Securities	8
U.S. Government Agency Mortgage-Backed Securities	6

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	7

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canada — 0.0%
Paper & Forest Products — 0.0%
Western Forest Products Inc (a)	80,742	$72,757

Total Common Stocks in Canada		72,757

United States — 0.1%
Diversified Telecommunication Services — 0.0%
PTV, Inc.	1	500

Wireless Telecommunication Services — 0.1%
American Tower Corp. Class A (a)	3,171	133,963

Total Common Stocks in the United States		134,463

Total Common Stocks — 0.1%		207,220

Preferred Stocks

United States — 0.3%
Commercial Banks — 0.3%
Wachovia Corp. Series J, 8%	28,000	627,760

Diversified Telecommunication Services — 0.0%
PTV, Inc. Series A, 10%	29,543	14,772

Total Preferred Stocks — 0.3%		642,532

Warrants (b)

United States — 0.0%
Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	14,085	3,521

Total Warrants in the United States		3,521

Venezuela — 0.1%
Foreign Government Obligations — 0.1%
Venezuela Oil Obligations (expires 4/15/20)	3,000	105,731

Total Warrants in Venezuela		105,731

Total Warrants — 0.1%		109,252

Asset-Backed Securities	Par (000)

United States — 8.1%
Bank of America Credit Card Trust Series 2006-A16 Class A16, 4.72%, 5/15/13	$1,700	1,714,894
Bank One Issuance Trust Series 2003-A10 Class A10, 2.581%, 6/15/11 (c)(d)	2,150	2,148,745
Chase Issuance Trust Class A:
Series 2005-A3, 2.491%, 10/17/11 (d)	2,550	2,544,426
Series 2007-A17, 5.12%, 10/15/14	800	808,499
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88%, 6/15/12	1,300	1,309,695
Ford Credit Auto Owner Trust Series 2006-C Class A3, 5.16%, 11/15/10	1,675	1,698,017
Home Equity Asset Trust Series 2007-2 Class 2A1, 2.593%, 7/25/37 (d)	466	442,589

Asset-Backed Securities	Par (000)	Value

United States (concluded)
MBNA Credit Card Master Note Trust Series 2006-A1 Class A1, 4.90%, 7/15/11	$685	$691,922
PECO Energy Transition Trust Series 2001-A Class A1, 6.52%, 12/31/10	975	1,021,507
Residential Asset Mortgage Products, Inc. Series 2006-RZ2 Class A1, 2.553%, 5/25/36 (d)	184	181,657
SLM Student Loan Trust (d):
Series 2005-1 Class A2, 3%, 4/27/20	1,253	1,230,669
Series 2008-5 Class A2, 3.997%, 10/25/16	600	608,136
Series 2008-5 Class A3, 4.197%, 1/25/18	600	610,734
Series 2008-5 Class A4, 4.597%, 7/25/23	600	620,256
Wells Fargo Home Equity Trust Series 2006-2 Class A1, 2.553%, 7/25/36 (d)	120	118,710

Total Asset-Backed Securities — 8.1%		15,750,456

Corporate Bonds

Canada — 0.6%
Metals & Mining — 0.4%
Novelis, Inc., 7.25%, 2/15/15		850	803,250

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12		750	345,000

Total Corporate Bonds in Canada			1,148,250

China — 0.2%
Independent Power Producers & Energy Traders — 0.2%
AES China Generating Co. Ltd., 8.25%, 6/26/10		500	474,962

Total Corporate Bonds in China			474,962

Denmark — 0.8%
Diversified Financial Services — 0.8%
Realkredit Danmark A/S Series 83D, 5%, 10/01/38 (d)	DKK	8,186	1,548,454

Total Corporate Bonds in Denmark			1,548,454

Germany — 4.9%
Thrifts & Mortgage Finance — 4.9%
Eurohypo AG, 3.25%, 10/26/15	EUR	6,750	9,463,497

Total Corporate Bonds in Germany			9,463,497

Ireland — 0.7%
Diversified Financial Services — 0.7%
GE Capital European Funding, 4.375%, 3/30/11		280	427,184
Talisman Finance PLC Series 7 Class A, 4.994%, 4/22/17 (d)		597	898,462

Total Corporate Bonds in Ireland			1,325,646

See Notes to Financial Statements.

8	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Norway — 0.8%
Commercial Banks — 0.8%
Eksportfinans A/S Series MTN, 4.375%, 9/20/10	EUR	1,075	$1,655,888

Total Corporate Bonds in Norway			1,655,888

Russia — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Gaz Capital for Gazprom, 6.212%, 11/22/16 (e)		$195	182,189
Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13		800	883,240

Total Corporate Bonds in Russia			1,065,429

United Kingdom — 1.0%
Commercial Banks — 0.1%
HBOS Capital Funding LP, 9.54% (d)(f)	GBP	60	120,068

Media — 0.1%
NTL Cable Plc, 9.125%, 8/15/16		$250	234,375

Thrifts & Mortgage Finance — 0.8%
Northern Rock Plc, 5.625%, 6/22/17 (e)		1,600	1,610,514

Total Corporate Bonds in the United Kingdom			1,964,957

United States — 4.2%
Airlines — 0.0%
Continental Airlines, Inc. Series 1998-1-C, 6.541%, 9/15/09		6	5,925

Capital Markets — 0.3%
UBS AG Series DPNT, 5.875%, 12/20/17		500	486,375

Commercial Banks — 0.6%
Depfa ACS Bank Series DTC, 3.625%, 10/29/08		1,100	1,102,701

Construction & Engineering — 0.2%
Dycom Industries, Inc., 8.125%, 10/15/15		500	480,000

Consumer Finance — 0.2%
SLM Corp.:
4.30%, 12/15/09	CAD	250	231,416
5.40%, 10/25/11		$90	82,187

			313,603

Distributors — 0.2%
American Tire Distributors, Inc., 9.041%, 4/01/12 (d)		400	366,000

Diversified Financial Services — 0.2%
General Electric Capital Corp., 6.15%, 8/07/37 (c)		440	412,886

Diversified Telecommunication Services — 0.2%
Qwest Corp., 7.50%, 10/01/14		500	481,250

Electric Utilities — 0.1%
Edison Mission Energy, 7.75%, 6/15/16		250	248,750

Electrical Equipment — 0.5%
Superior Essex Communications LLC, 9%, 4/15/12		1,000	1,020,000

Hotels, Restaurants & Leisure — 0.2%
Station Casinos, Inc., 7.75%, 8/15/16		500	382,500

Corporate Bonds	Par (000)	Value

Household Durables — 0.3%
American Greetings Corp., 7.375%, 6/01/16	$375	$365,625
Stanley-Martin Communities LLC, 9.75%, 8/15/15	250	110,000

		475,625

Media — 0.4%
CSC Holdings, Inc. Series B, 8.125%, 7/15/09	35	35,256
Nielsen Finance LLC, 10%, 8/01/14	500	503,750
R.H. Donnelley Corp., 8.875%, 10/15/17 (e)	11	6,545
R.H. Donnelley, Inc., 11.75%, 5/15/15 (e)	272	245,070

		790,621

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/01/15	130	136,663

Oil, Gas & Consumable Fuels — 0.4%
Sabine Pass LNG LP, 7.50%, 11/30/16	850	765,000

Paper & Forest Products — 0.1%
Domtar Corp., 7.125%, 8/15/15	250	238,125

Road & Rail — 0.2%
Avis Budget Car Rental LLC, 5.176%, 5/15/14 (d)	450	348,750

Total Corporate Bonds in the United States		8,054,774

Total Corporate Bonds — 13.8%		26,701,857

Foreign Government Obligations

Argentina Bonos, 2%, 9/30/08 (d)	ARS	30	14,829
Argentina Government International Bond, 8.28%, 12/31/33		$30	22,652
Austria Government Bond, 5.25%, 1/04/11	EUR	3,380	5,381,903
Brazilian Government International Bond:
10.50%, 7/14/14		$1,700	2,150,500
6%, 1/17/17		385	392,508
8%, 1/15/18		540	599,670
Bundesobligation:
Series 145, 3.50%, 10/09/09	EUR	496	768,589
Series 152, 3.50%, 4/12/13		2,340	3,504,068
Bundesrepublik Deutschland:
4%, 7/04/16		240	361,757
6.50%, 7/04/27		330	616,870
Series 05, 3.25%, 7/04/15		160	231,090
Series 06, 3.75%, 1/04/17		1,260	1,862,385
Series 07, 4%, 1/04/18		15	22,519
Series 07, 4.25%, 7/04/39		1,095	1,553,712
Bundesschatzanweisungen Series 1, 4%, 12/11/09		1,555	2,423,356
Czech Republic, 4%, 4/11/17	CZK	34,220	2,072,040
Denmark Government Bond:
4%, 11/15/10	DKK	5,800	1,197,005
7.774%, 11/15/11 (g)		11,000	2,392,218
4%, 11/15/17		5,775	1,135,290
Deutsche Bundesrepublik:
3.75%, 1/04/15	EUR	2,575	3,850,702
4.75%, 7/04/34		6,935	10,616,619
Series 03, 4.50%, 1/04/13		4,225	6,592,607

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Dominican Republic International Bond,
9.04%, 1/23/18		$219	$222,967
France Government Bond OAT:
3.75%, 4/25/17	EUR	4,200	6,126,747
4%, 4/25/18		1,935	2,850,982
4%, 10/25/38		1,520	2,023,811
French Treasury Note, 3.75%, 1/12/13		575	866,492
Indonesia Government International Bond,
7.50%, 1/15/16 (e)		$350	352,625
Italy Buoni Poliennali Del Tesoro:
4.25%, 8/01/13	EUR	395	601,182
4%, 2/01/37		1,075	1,347,939
Japan Government:
Fifteen Year Bond Series 39, 0.92%,
3/20/21 (d)	JPY	373,000	3,408,760
Five Year Bond, 0.80%, 3/20/13		424,100	3,932,086
Twenty Year Bond Series 99,
2.10%, 12/20/27		134,000	1,244,166
Japanese Government CPI Linked Bond:
1.20%, 12/10/17		412,022	3,894,197
Series 13, 1.30%, 9/10/17		397,800	3,796,867
Series 15, 1.40%, 3/10/18		65,636	631,731
Mexican Bonos, 9.50%, 12/18/14	MXN	8,666	859,049
Mexico Government International Bond,
8.30%, 8/15/31		$418	528,770
Peru Government International Bond:
9.125%, 2/21/12		2,100	2,373,000
8.75%, 11/21/33		225	289,125
6.55%, 3/14/37		715	723,938
Philippine Government International Bond,
9%, 2/15/13		370	406,075
Poland Government Bond Series 0412,
4.75%, 4/25/12	PLN	115	50,244
Province of Ontario Canada, 4.70%, 6/02/37	CAD	825	803,188
Queensland Treasury Corp. Series 13G,
6%, 8/14/13	AUD	290	264,839
Republic of Turkey, 6.75%, 4/03/18		$1,350	1,255,500
Russia Government International Bond,
7.50%, 3/31/30		4,137	4,641,259
South Africa Government Bond:
Series 196, 10%, 2/28/09	ZAR	3,667	460,322
Series R203, 8.25%, 9/15/17		674	73,660
Series R204, 8%, 12/21/18		2,980	316,763
Series R208, 6.75%, 3/31/21		2,700	251,641
Spain Government Bond:
4.20%, 7/30/13	EUR	1,000	1,529,521
4.40%, 1/31/15		100	153,417
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650	2,088,081
Turkey Government International Bond:
7/16/08 (g)	TRY	2,700	2,190,537
6.875%, 3/17/36		$190	156,988
7%, 6/05/20		600	552,750

Foreign Government Obligations	Par (000)		Value

United Kingdom Gilt:
4%, 3/07/09	GBP	2,720	$5,378,075
5%, 3/07/12		1,370	2,711,675
5.25%, 6/07/12		2,640	5,263,436
5%, 9/07/14		1,969	3,887,329
4%, 9/07/16		565	1,041,871
5%, 3/07/18		600	1,181,918
5%, 3/07/25		250	490,190
4.50%, 12/07/42		795	1,541,497
Uruguay Government International Bond,
7.625%, 3/21/36		$750	768,000
Venezuela Government International Bond,
7.65%, 4/21/25		225	177,750

Total Foreign Government Obligations — 62.7%			121,473,849

U.S. Government Agency Mortgage-Backed Securities

United States — 5.4%
Fannie Mae Guaranteed Pass Through
Certificates, 5.50%, 7/15/23 – 7/15/38 (h)		10,530	10,401,431

Total U.S. Government Agency Mortgage-
Backed Securities — 5.4%			10,401,431

Non-U.S. Government Agency Mortgage-Backed Securities

Japan — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
JLOC 37, LLC Series 37A Class A1,
1.153%, 1/15/15 (d)	JPY	42,115	392,653

Total Non-U.S. Government Agency
Mortgage-Backed Securities in Japan			392,653

United States — 7.5%
Collateralized Mortgage Obligations — 2.3%
American Home Mortgage Assets Series 2006-6
Class A1A, 2.673%, 12/25/46 (d)		$255	175,691
Bear Stearns Adjustable Rate Mortgage Trust (d):
Series 2004-6 Class 3A, 5.422%, 9/25/34		296	278,350
Series 2006-2 Class 2A1, 5.65%,
7/25/36		578	512,533
Countrywide Alternative Loan Trust Series
2006-24CB Class A23, 6%, 6/25/36		869	778,029
Countrywide Home Loan Mortgage Pass-Through
Trust Series 2003-56 Class 5A1, 4.778%,
12/25/33 (d)		322	302,043
Deutsche Alt-A Securities, Inc. Series 2006-0A1
Class A1, 2.683%, 2/25/47 (d)		348	250,559
GSR Mortgage Loan Trust:
Series 2005-AR1 Class 4A1, 5.136%,
1/25/35 (d)		358	336,192
Series 2006-0A1 Class 2A1, 2.673%,
8/25/46 (d)		348	278,437
JPMorgan Mortgage Trust Series 2004-A5
Class 3A1, 5.309%, 12/25/34 (d)		369	352,810

See Notes to Financial Statements.

10	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

United States (concluded)
Collateralized Mortgage
Obligations (concluded)
Washington Mutual Mortgage Pass-Through
Certificates Class 3A2 (d):
Series 2006-AR10, 6.09%, 8/25/46	$252	$228,681
Series 2006-AR18, 5.543%, 1/25/37	636	569,670
Series 2007-HY1, 5.881%, 2/25/37	240	216,696
Washington Mutual Mortgage Pass-Through
Series 2007-0A3 Class 4A1, 4.298%,
4/25/47 (d)	348	253,179

		4,532,870

Commercial Mortgage-Backed
Securities — 5.2%
Bear Stearns Commercial Mortgage Securities
Class A4:
Series 2005-PWR8, 4.674%, 6/11/41	1,030	960,534
Series 2007-PW17, 5.694%, 6/11/50 (d)	700	659,723
Series 2007-T28, 5.742%, 9/11/42 (d)	500	472,600
CW Capital Cobalt Ltd. Series 2006-C1
Class A4, 5.223%, 8/15/48	920	857,743
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A2, 5.811%,
12/10/49 (d)	305	301,812
First Union National Bank Commercial Mortgage
Series 1999-C4 Class A2, 7.39%, 12/15/31	919	944,944
JPMorgan Chase Commercial Mortgage
Securities Corp. Series 2001-CIBC Class A3,
6.26%, 3/15/33	792	808,126
LB Commercial Conduit Mortgage Trust Series
2007-C3 Class A4, 6.135%, 7/15/44 (d)	115	111,076
LB-UBS Commercial Mortgage Trust:
Series 2006-C7 Class A3, 5.347%,
11/15/38	870	820,172
Series 2007-C1 Class A4, 5.424%,
2/15/40	1,010	939,503
Series 2007-C6 Class A4, 5.858%,
7/15/40 (d)	390	372,376
Morgan Stanley Capital I Series 2007-HQ11
Class A4, 5.447%, 2/12/44 (d)	740	687,268
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2 Class A3, 6.499%, 10/13/11	841	863,297
Wachovia Bank Commercial Mortgage Trust
Class A4:
Series 2006-C25, 5.928%, 5/15/43 (d)	250	243,930
Series 2006-C29, 5.308%, 11/15/48	195	182,800
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33 Class A2, 6.055%,
2/15/51 (d)	860	852,450

		10,078,354

Total Non-U.S. Government Agency Mortgage-
Backed Securities in the United States		14,611,224

Total Non-U.S. Government Agency
Mortgage-Backed Securities — 7.7%		15,003,877

U.S. Government Obligations	Par (000)	Value

United States — 0.2%
U.S. Treasury Notes, 3.875%, 5/15/18	$295	$292,534

Total U.S. Government Obligations — 0.2%		292,534

Total Fixed Income Securities
(Cost — $189,501,944) — 98.4%		190,583,008

Other Interests (i)	Beneficial Interest (000)

United States — 0.0%
Media — 0.0%
Adelphia (j):
Escrow	$575	58
Recovery Trust	721	2,885

Total Other Interests
(Cost — $2,358) — 0.0%		2,943

Short-Term Securities

United States — 3.5%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.56% (k)(l)	6,763	6,762,926

Total Short-Term Securities
(Cost — $6,762,926) — 3.5%		6,762,926

Options Purchased	Contracts

Call Options Purchased
Euro Interbank Offered Rate,
expiring September 2008 at $97	83	1,635

Total Options Purchased
(Cost — $34,257) — 0.0%		1,635

Total Investments Before TBA
Sale Commitments
(Cost — $196,301,485*) — 101.9%		197,350,512

TBA Sale Commitments	Par (000)

Fannie Mae Guaranteed Pass Through
Certificates, 5.50%, 7/15/23 — 7/15/38	$(1,900)	(1,875,007)

Total TBA Sale Commitments
(Proceeds — $1,873,971) — (1.0)%		(1,875,007)

Total Investments, Net of TBA Sale Commitments — 100.9%		195,475,505

Liabilities in Excess of Other Assets — (0.9)%		(1,831,155)

Net Assets — 100.0%		$193,644,350

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	11

Schedule of Investments (continued)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes were as follows:

Aggregate cost	$196,409,624

Gross unrealized appreciation	$6,664,661
Gross unrealized depreciation	(5,723,773)

Net unrealized appreciation	$940,888

(a)	Non-income producing security.

(b)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	All, or a portion of security, pledged as collateral in connection with open financial futures contracts.

(d)	Variable rate security. Rate shown is as of report date.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents a zero-coupon bond.

(h)	Represents or includes a to-be-announced transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Security is fair valued.

(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$5,977,160	$39,385

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Forward foreign currency contracts as of June 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

	$37,870	JPY	4,043,000	7/01/08	$(207)
BRL	475,000		$296,690	7/02/08	(539)
	$282,620	BRL	475,000	7/02/08	(13,530)
JPY	825,570,000		$8,097,070	7/11/08	(317,508)
JPY	146,943,136	EUR	920,000	7/14/08	(62,570)
CHF	2,093,891	EUR	1,315,000	7/16/08	(18,558)
EUR	1,230,000	CHF	1,982,293	7/16/08	(5,894)
CHF	952,079	GBP	470,000	7/17/08	(2,681)
GBP	470,000	CHF	939,648	7/17/08	14,853
	$1,821,330	EUR	1,180,000	7/18/08	(34,829)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

AUD	720,900		$657,663	7/23/08	$31,117
	$311,880	AUD	329,091	7/23/08	(2,548)
CAD	1,747,200		$1,711,119	7/23/08	1,697
CAD	311,400		$307,057	7/23/08	(1,785)
CZK	1,102,000		$68,957	7/23/08	3,622
DKK	1,825,000		$378,379	7/23/08	6,404
	$248,307	CHF	250,000	7/23/08	3,502
	$1,599,543	CZK	25,228,000	7/23/08	(61,989)
	$5,530,598	DKK	26,272,000	7/23/08	(8,581)
	$2,263,280	EUR	1,445,500	7/23/08	(12,596)
EUR	6,483,137		$10,201,845	7/23/08	(6,696)
EUR	1,100,000		$1,746,974	7/23/08	(17,153)
EUR	934,900		$1,451,258	7/23/08	18,933
EUR	1,924,900		$2,965,311	7/23/08	61,718
EUR	375,000		$589,415	7/23/08	681
EUR	375,000		$585,415	7/23/08	4,297
EUR	300,000		$464,517	7/23/08	7,252
EUR	1,268,000		$1,945,954	7/23/08	48,057
EUR	3,500,000		$5,418,383	7/23/08	85,592
EUR	1,676,228		$2,596,640	7/23/08	39,336
EUR	699,000		$1,087,303	7/23/08	11,919
HUF	25,000,000	EUR	100,635	7/23/08	8,253
HUF	2,294,337		$2,294,337	7/23/08	152,066
GBP	94,900		$187,700	7/23/08	975
GBP	290,000		$573,755	7/23/08	2,807
GBP	106,000		$208,039	7/23/08	2,704
GBP	455,000		$881,632	7/23/08	22,971
GBP	154,000		$299,116	7/23/08	7,058
JPY	3,791,511,000		$36,645,597	7/23/08	(890,987)
JPY	69,875,000		$674,114	7/23/08	(15,181)
JPY	61,010,000		$590,263	7/23/08	(14,928)
MXN	6,964,300		$657,791	7/23/08	15,145
MXN	11,500,000		$1,086,566	7/23/08	24,639
MXN	11,500,000		$1,089,583	7/23/08	21,623
MXN	16,000,000		$1,508,377	7/23/08	37,649
MXN	43,900,000		$4,147,574	7/23/08	94,331
MXN	20,500,000		$1,975,142	7/23/08	5,702
NZD	233,900		$184,180	7/23/08	(6,651)
PLN	2,019,400		$929,141	7/23/08	16,166
PLN	1,766,881		$816,241	7/23/08	10,858
SEK	713,600		$120,937	7/23/08	(2,603)
SEK	3,630,000		$605,371	7/23/08	(3,420)
SGD	8,240,000		$6,120,024	7/23/08	(56,703)
	$607,035	EUR	382,500	7/23/08	5,529
	$2,206,765	EUR	1,406,000	7/23/08	(4,260)
	$13,083,818	EUR	8,220,000	7/23/08	157,341
	$15,721	EUR	10,000	7/23/08	(5)
	$1,247,784	EUR	796,500	7/23/08	(4,793)
	$480,802	EUR	310,000	7/23/08	(6,693)
	$286,124	EUR	185,000	7/23/08	(4,801)
	$385,131	EUR	245,000	7/23/08	(147)
	$6,115,371	GBP	3,134,400	7/23/08	(116,272)
	$104,313	GBP	53,000	7/23/08	(1,059)
	$1,209,856	GBP	618,000	7/23/08	(18,818)
	$5,550,113	GBP	2,838,000	7/23/08	(92,242)
	$2,100,728	HUF	339,057,000	7/23/08	(157,504)
	$4,009,013	JPY	4,043,000	7/23/08	81,496
	$1,809,365	JPY	188,724,000	7/23/08	29,665
	$3,000,714	MXN	31,500,000	7/23/08	(43,021)
	$697,428	MXN	7,320,000	7/23/08	(9,878)

See Notes to Financial Statements.

12	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Schedule of Investments (continued)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

	$2,324,496	MXN	24,400,000	7/23/08	$(33,192)
	$1,889,975	MXN	19,830,000	7/23/08	(26,129)
	$2,288,631	MXN	24,000,000	7/23/08	(30,406)
	$1,958,786	SEK	11,661,000	7/23/08	25,082
	$1,792,941	TRY	2,472,500	7/23/08	(208,259)
	$1,535,363	ZAR	12,150,538	7/23/08	(6,108)
	$478,477	ZAR	3,746,000	7/23/08	3,243
ZAR	3,870,000		$481,283	7/23/08	9,682
ZAR	6,100,000		$756,763	7/23/08	17,110
EUR	1,610,000	HUF	410,002,600	7/25/08	(198,242)
HUF	460,927,723	EUR	1,860,000	7/25/08	144,202
AUD	2,060,000	NZD	2,452,533	7/30/08	107,124
KRW	3,075,000,000		$3,090,763	7/30/08	(155,062)
MYR	10,187,450		$3,118,480	7/30/08	(334)
NZD	1,278,160	AUD	1,040,000	7/30/08	(23,772)
PHP	30,000,000		$681,044	7/30/08	(12,818)
RUB	48,307,000		$2,042,803	7/30/08	15,691
RUB	11,880,000		$502,751	7/30/08	3,489
	$846,545	ARS	2,750,000	7/30/08	(54,061)
	$1,936,108	KRW	2,000,000,000	7/30/08	26,709
	$1,892,828	MYR	5,937,800	7/30/08	75,403
	$1,313,178	MYR	4,300,000	7/30/08	(2,954)
	$1,135,664	PHP	48,360,000	7/30/08	60,919
	$397,144	PHP	17,800,000	7/30/08	1,549
GBP	225,000		$437,324	7/31/08	9,710
GBP	225,000		$437,330	7/31/08	9,704
	$1,080,821	GBP	555,000	7/31/08	(21,863)
	$1,239,545	GBP	630,000	7/31/08	(12,150)
	$646,777	GBP	330,000	7/31/08	(8,873)
	$967,545	GBP	500,000	7/31/08	(25,864)
HKD	8,000,000		$1,028,489	8/01/08	(1,759)
	$1,028,555	HKD	8,000,000	8/01/08	1,825
BRL	475,000		$296,336	8/04/08	711
NOK	5,090,927	EUR	635,000	8/06/08	(2,249)
EUR	630,000	NOK	4,972,855	8/06/08	17,482
AED	6,400,000		$1,779,359	8/28/08	(34,608)
	$874,198	AED	3,200,000	8/28/08	1,822
	$34,257	EUR	22,641	9/19/08	(1,390)
CNY	9,760,000		$1,432,135	11/10/08	23,384
AED	3,200,000		$888,765	5/19/09	(8,046)

Total					$(1,294,970)

•	Swaps outstanding as of June 30, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)

Receive a fixed rate of 8.32% and pay a floating rate based on 3-month NZD Bank Bill Rate Broker, Deutsche Bank AG London Expires August 2010	NZD	5,085	$38,596
Sold credit default protection on Indonesia Government International Bond and receive 1.63% Broker, Citibank, N.A. Expires March 2011		$1,500	(20,004)
Receive a fixed rate of 7.5424% and pay a floating rate based on 3-month NZD Bank Bill Rate Broker, Citibank, N.A. Expires May 2011	NZD	1,500	(6,906)
Sold credit default protection on Citibank and receive 0.75% Broker, Citibank, N.A. Expires September 2012	EUR	800	(43,417)
Bought credit default protection on Citibank and receive 0.48% Broker, Citibank, N.A. Expires September 2012	EUR	800	2,740
Bought credit default protection on STMicroelectronics NV and pay 0.255% Broker, Citibank, N.A. Expires September 2012	EUR	800	17,772
Bought credit default protection on Koninklijke Philips Electronics NV and pay 0.34% Broker, Citibank, N.A. Expires September 2012	CZK	800	7,242
Receive a fixed rate of 7.1192% and pay a floating rate based on 6-month AUD Bank Bill Rate Broker, Deutsche Bank AG London Expires October 2012	AUD	5,090	(118,188)
Sold credit default protection on Danone Finance and receive 0.50% Broker, Citibank, N.A. Expires December 2012	EUR	700	5,312
Bought credit default protection on Cadbury Schweppes Plc and pay 0.55% Broker, Citibank, N.A. Expires December 2012	EUR	1,000	11,972
Bought credit default protection on STMicroelectronics NV and pay 0.42% Broker, Deutsche Bank AG London Expires December 2012	EUR	1,097	11,393
Sold credit default protection on ITRAXX FINSR Series 8 Volume 1 Index and receive 0.45% Broker, Citibank, N.A. Expires December 2012	EUR	880	(8,588)

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	13

Schedule of Investments (continued)

•	Swaps outstanding as of June 30, 2008 were as follows (concluded):

		Notional Amount	Unrealized Appreciation (Depreciation)

Bought credit default protection on Koninklijke Philips Electronics NV and pay 0.44% Broker, Deutsche Bank AG London Expires December 2012	EUR	1,610	$5,295
Pay a fixed rate of 5.35% and receive a floating rate based on 6-month NOK NIBOR Broker, Deutsche Bank AG London Expires January 2013	NOK	2,194	88,534
Sold credit default protection on France Telecom and receive 1.03%. Broker, UBS Warburg Expires March 2013	EUR	588	(1,039)
Bought credit default protection on British Telecommunications Plc and pay 1.14% Broker, UBS Warburg Expires March 2013	EUR	588	(3,022)
Bought credit default protection on Hanover Rueckversicherungs AG and pay 0.43% Broker, Citibank, N.A. Expires March 2013	EUR	883	27,941
Bought credit default protection on Assicurizanioni Generali SPA and pay 0.9% Broker, Deutsche Bank AG London Expires March 2013	EUR	942	(9,619)
Sold credit default protection on Alvin Ailey Dance Foundation and receive 1.3% Broker, Deutsche Bank AG London Expires March 2013	AUD	942	(493)
Receive a fixed rate of 7.54% and pay a floating rate based on 6-month Australian Bank Bill Rate Broker, Deutsche Bank AG London Expires March 2013	AUD	1,399	(13,183)
Pay a fixed rate of 5.505% and receive a floating rate based on 6-month NOK NIBOR Broker, Citibank, N.A. Expires April 2013	NOK	4,470	140,779
Bought credit default protection on iTraxx Europe Sub Financials Index and pay 2.90% Broker, Deutsche Bank AG London Expires June 2013	EUR	462	13,334
Bought credit default protection on Cadbury Schweppes Americas Beverages and pay 0.485% Broker, Deutsche Bank AG London Expires June 2013	EUR	385	5,051
Pay a fixed rate of 4.14% and receive a floating rate based on the 6-month CZECH Interbank rate (PRIBOR) Broker, Citibank, N.A. Expires April 2017	CZK	12,375	33,941

		Notional Amount	Unrealized Appreciation (Depreciation)

Pay a fixed rate of 4.16% and receive a floating rate based on the 6-month CZECH Interbank rate (PRIBOR) Broker, Citibank, N.A. Expires May 2017	CZK	21,200	55,924
Pay a fixed rate of 8.15% and receive a floating rate based on 3-month Johannesburg Inter-Bank Agreed Rate (JIBAR) Broker, JPMorgan Chase Expires July 2017	ZAR	14,000	$353,768
Receive a fixed rate of 1.6675% and pay a floating rate based on 6-month LIBOR Broker, Citibank, N.A. Expires December 2017	JPY	260,000	(33,609)
Receive a fixed rate of 1.67125% and pay a floating rate based on 6-month LIBOR Broker, Deutsche Bank AG London Expires December 2017	JPY	110,000	(13,503)
Receive a fixed rate of 5.27% and pay a floating rate based on 6-month GBP LIBOR Broker, Deutsche Bank AG London Expires May 2018	AUD	1,380	(76,977)
Pay a fixed rate of 4.725% and receive a floating rate based on 6-month GBP LIBOR Broker, Deutsche Bank AG London Expires May 2038	EUR	635	17,533

Total			$488,579

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

23	10-Year Australian Bond Future	Sydney	September 2008	$2,096,492	$36,115

25	30-Year U.S. Treasury Bill	Chicago	September 2008	$2,844,852	44,992

66	Euro-BOBL Future	Eurex	September 2008	$11,162,737	(170,704)

17	Euro-Bund Future	Eurex	September 2008	$2,960,479	(990)

105	Euro-SCHARTZ Future	Eurex	September 2008	$17,015,681	(99,529)

69	90-Day Sterling	London	December 2008	$16,099,766	10,370

163	Euro-Dollar Future	Chicago	September 2009	$39,395,431	(187,818)

Total					$(367,564)

See Notes to Financial Statements.

14	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Schedule of Investments (continued)

•	Financial futures contracts sold as of June 30, 2008 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

46	2-Year U.S. Treasury Bond	Chicago	September 2008	$9,728,899	$13,555

65	5-Year U.S. Treasury Bond	Chicago	September 2008	$7,076,517	(109,538)

9	10-Year Canadian Bond Future	Montreal	September 2008	$1,042,865	6,061

4	10-Year Japan Bond Future	Tokyo	September 2008	$5,053,030	(49,386)

48	10-Year U.S. Treasury Bond	Chicago	September 2008	$5,367,855	(100,395)

Total					$(239,703)

•	Currency Abbreviations:

AED	United Arab Emirates Dirhams
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Renminlbi
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	15

Schedule of Investments (concluded)

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$207,220	$(1,912,671)
Level 2	195,263,707	488,579
Level 3	2,943	—

Total	$195,473,870	$(1,424,092)

*	Other financial instruments are swaps, futures, foreign exchange currency contracts and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of December 31, 2007	$2,943
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of June 30, 2008	$2,943

See Notes to Financial Statements.

16	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $189,538,559)	$190,587,586
Investments at value — affiliated (cost — $6,762,926)	6,762,926
Cash	696,467
Unrealized appreciation on swaps	837,127
Unrealized appreciation on forward foreign currency contracts	1,590,799
Foreign currency at value (cost — $871,130)	906,902
Interest receivable	2,998,598
Investments sold receivable	2,995,663
Capital shares sold receivable	911,869
Swaps receivable	105,270
Dividends receivable	1,182
Prepaid expenses	15,149
Other assets	16,837

Total assets	208,426,375

Liabilities

Investments purchased payable	8,463,031
Unrealized depreciation on forward foreign currency contracts	2,885,769
TBA sale commitments at value (premiums received — $1,873,971)	1,875,007
Unrealized depreciation on swaps	348,548
Swap premiums received	37,021
Income dividends payable	570,266
Capital shares redeemed payable	188,257
Margin variation payable	163,530
Investment advisory fees payable	94,909
Distribution fees payable	59,562
Other affiliates payable	42,440
Swaps payable	20,560
Officer’s and Directors’ fees payable	104
Other liabilities	1,347
Other accrued expenses payable	31,674

Total liabilities	14,782,025

Net Assets

Net assets	$193,644,350

Net Assets Consist of

Institutional Shares, $0.10 par value, 1,000,000,000 shares authorized	$903,747
Investor A Shares, $0.10 par value, 1,000,000,000 shares authorized	1,183,210
Investor B Shares, $0.10 par value, 1,000,000,000 shares authorized	192,303
Investor C Shares, $0.10 par value, 1,000,000,000 shares authorized	305,982
Investor C1 Shares, $0.10 par value, 1,000,000,000 shares authorized	431,100
Paid-in capital in excess of par	232,834,952
Undistributed net investment income	4,441,141
Accumulated net realized loss	(46,391,957)
Net unrealized appreciation/depreciation	(256,128)

Net assets	$193,644,350

Net Asset Value

Institutional — Based on net assets of $58,058,490 and 9,037,467 shares outstanding	$6.42

Investor A — Based on net assets of $75,954,927 and 11,832,098 shares outstanding	$6.42

Investor B — Based on net assets of $12,344,992 and 1,923,030 shares outstanding	$6.42

Investor C — Based on net assets of $19,639,160 and 3,059,819 shares outstanding	$6.42

Investor C1 — Based on net assets of $27,646,781 and 4,310,997 shares outstanding	$6.41

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	17

Statement of Operations

Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Interest (including $39,385 from affiliates)	$4,072,195
Dividends	36,066

Total income	4,108,261

Expenses

Investment advisory	549,695
Service — Investor A	91,069
Service and distribution — Investor B	49,001
Service and distribution — Investor C	79,908
Service and distribution — Investor C1	118,826
Transfer agent — Institutional	40,894
Transfer agent — Investor A	47,234
Transfer agent — Investor B	10,658
Transfer agent — Investor C	7,320
Transfer agent — Investor C1	17,671
Accounting services	45,175
Custodian	37,644
Printing	35,840
Professional	32,303
Registration	29,455
Officer and Directors	10,255
Other	36,354

Total expenses	1,239,302

Net investment income	2,868,959

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,607,582
Futures and swaps	(398,233)
Options written	189,993
Foreign currency	4,585,680

5,985,022

Net change in unrealized appreciation/depreciation on:
Investments	(2,379,011)
Futures and swaps	(640,204)
Options written	(22,337)
TBA sale commitments	99,980
Foreign currency	(2,765,474)

(5,707,046)

Total realized and unrealized gain	277,976

Net Increase in Net Assets Resulting from Operations	$3,146,935

See Notes to Financial Statements.

18	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations

Net investment income	$2,868,959	$6,535,363
Net realized gain	5,985,022	1,584,100
Net change in unrealized appreciation/depreciation	(5,707,046)	3,552,244

Net increase in net assets resulting from operations	3,146,935	11,671,707

Dividends to Shareholders From

Net investment income:
Institutional	(1,164,847)	(2,247,108)
Investor A	(1,565,895)	(3,416,635)
Investor B	(246,192)	(653,779)
Investor C	(285,695)	(233,896)
Investor C1	(559,413)	(1,518,013)

Decrease in net assets resulting from dividends to shareholders	(3,822,042)	(8,069,431)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	26,129,749	(3,408,254)

Redemption Fee

Redemption fee	4,174	2,863

Net Assets

Total increase in net assets	25,458,816	196,885
Beginning of period	168,185,534	167,988,649

End of period	$193,644,350	$168,185,534

End of period undistributed net investment income	$4,441,141	$5,394,224

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	19

Financial Highlights

	Institutional

	Six Months Ended June 30, 2008 (Unaudited)
		Year Ended December 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$6.42	$6.27	$6.08	$6.66	$6.08	$4.85

Net investment income[1]	0.11	0.27	0.28	0.35	0.40	0.44
Net realized and unrealized gain (loss)	0.04 [2]	0.20 [2]	0.21 [2]	(0.58)[2]	0.59 [2]	1.24

Net increase (decrease) from investment operations	0.15	0.47	0.49	(0.23)	0.99	1.68

Dividends from net investment income	(0.15)	(0.32)	(0.30)	(0.35)	(0.41)	(0.45)

Net asset value, end of period	$6.42	$6.42	$6.27	$6.08	$6.66	$6.08

Total Investment Return[3]

Based on net asset value	2.26%[4]	7.87%	8.39%	(3.54)%	17.14%	36.10%

Ratios to Average Net Assets

Total expenses, excluding reorganization expenses	1.00%[5]	1.04%	0.99%	1.00%	1.08%	1.10%

Total expenses	1.00%[5]	1.04%	0.99%	1.00%	1.08%	1.21%

Net investment income	3.34%[5]	4.31%	4.59%	5.51%	6.59%	7.68%

Supplemental Data

Net assets, end of period (000)	$58,058	$44,799	$44,373	$44,675	$49,416	$49,737

Portfolio turnover	74%[6]	134%	114%	103%	91%	173%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of any sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes TBA transactions, excluding these transactions the portfolio turnover would have been 61%.

See Notes to Financial Statements.

20	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Financial Highlights (continued)

	Investor A

	Six Months Ended June 30, 2008 (Unaudited)
		Year Ended December 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$6.41	$6.26	$6.08	$6.66	$6.07	$4.84

Net investment income[1]	0.10	0.26	0.27	0.33	0.39	0.41
Net realized and unrealized gain (loss)	0.05 [2]	0.20 [2]	0.20 [2]	(0.58)[2]	0.59 [2]	1.26

Net increase (decrease) from investment operations	0.15	0.46	0.47	(0.25)	0.98	1.67

Dividends from net investment income	(0.14)	(0.31)	(0.29)	(0.33)	(0.39)	(0.44)

Net asset value, end of period	$6.42	$6.41	$6.26	$6.08	$6.66	$6.07

Total Investment Return[3]

Based on net asset value	2.31%[4]	7.66%	7.94%	(3.78)%	17.04%	35.82%

Ratios to Average Net Assets

Total expenses, excluding reorganization expenses	1.22%[5]	1.25%	1.24%	1.25%	1.33%	1.36%

Total expenses	1.22%[5]	1.25%	1.24%	1.25%	1.33%	1.47%

Net investment income	3.13%[5]	4.10%	4.33%	5.27%	6.34%	7.40%

Supplemental Data

Net assets, end of period (000)	$75,955	$68,840	$67,658	$68,497	$81,145	$70,595

Portfolio turnover	74%[6]	134%	114%	103%	91%	173%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes TBA transactions, excluding these transactions the portfolio turnover would have been 61%.

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	21

Financial Highlights (continued)

	Investor B

	Six Months Ended June 30, 2008 (Unaudited)
		Year Ended December 31,

		2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$6.41	$6.26	$6.08	$6.66	$6.07	$4.84

Net investment income[1]	0.14	0.22	0.23	0.30	0.35	0.39
Net realized and unrealized gain (loss)	(0.01)[2]	0.21 [2]	0.21 [2]	(0.58)[2]	0.60 [2]	1.25

Net increase (decrease) from investment operations	0.13	0.43	0.44	(0.28)	0.95	1.64

Dividends from net investment income	(0.12)	(0.28)	(0.26)	(0.30)	(0.36)	(0.41)

Net asset value, end of period	$6.42	$6.41	$6.26	$6.08	$6.66	$6.07

Total Investment Return[3]

Based on net asset value	2.04%[4]	7.10%	7.38%	(4.28)%	16.43%	35.10%

Ratios to Average Net Assets

Total expenses, excluding reorganization expenses	1.76%[5]	1.77%	1.78%	1.78%	1.85%	1.89%

Total expenses	1.76%[5]	1.77%	1.78%	1.78%	1.85%	2.00%

Net investment income	4.35%[5]	3.57%	3.82%	4.74%	5.81%	7.11%

Supplemental Data

Net assets, end of period (000)	$12,345	$13,234	$16,764	$22,512	$25,226	$31,443

Portfolio turnover	74%[6]	134%	114%	103%	91%	173%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes TBA transactions, excluding these transactions the portfolio turnover would have been 61%.

See Notes to Financial Statements.

22	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Financial Highlights (concluded)

	Investor C			Investor C1

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Period Oct. 2, 2006[1] to Dec. 31, 2006	Six Months Ended June 30, 2008 (Unaudited)

					Year Ended December 31,

					2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$6.41	$6.26	$6.15	$6.41	$6.26	$6.07	$6.65	$6.07	$4.84

Net investment income[2]	0.08	0.21	0.03	0.08	0.22	0.23	0.29	0.35	0.38
Net realized and unrealized gain (loss)	0.05 [3]	0.20 [3]	0.15 [3]	0.04 [3]	0.21 [3]	0.21 [3]	(0.57)[3]	0.59 [3]	1.26

Net increase (decrease) from investment operations	0.13	0.41	0.18	0.12	0.43	0.44	(0.28)	0.94	1.64

Dividends from net investment income	(0.12)	(0.26)	(0.07)	(0.12)	(0.28)	(0.25)	(0.30)	(0.36)	(0.41)

Net asset value, end of period	$6.42	$6.41	$6.26	$6.41	$6.41	$6.26	$6.07	$6.65	$6.07

Total Investment Return[4]

Based on net asset value	1.95%[5]	6.87%	2.92%[5]	1.88%[5]	7.10%	7.51%	(4.33)%	16.22%	35.07%

Ratios to Average Net Assets

Total expenses, excluding reorganization expenses	1.94%[6]	1.99%	1.88%[6]	1.76%[6]	1.78%	1.81%	1.82%	1.90%	1.92%

Total expenses	1.94%[6]	1.99%	1.88%[6]	1.76%[6]	1.78%	1.81%	1.82%	1.90%	2.03%

Net investment income	2.41%[6]	3.44%	3.02%[6]	2.59%[6]	3.57%	3.77%	4.61%	5.73%	6.67%

Supplemental Data

Net assets, end of period (000)	$19,639	$10,519	$1,398	$27,647	$30,794	$37,796	$35,640	$19,447	$6,919

Portfolio turnover	74%[7]	134%	114%	74%[7]	134%	114%	103%	91%	173%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Includes TBA transactions, excluding these transactions the portfolio turnover would have been 61%.

See Notes to Financial Statements.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	23

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock World Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Fund’s pricing service or through brokers. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Fund may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin

24	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Notes to Financial Statements (continued)

variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward foreign currency contracts — The Fund may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. Forward foreign currency contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•

Options — The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

•

Swaps — The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Credit default swaps — The Fund may invest in credit default swaps, which are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Asset-Backed and Mortgaged-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	25

Notes to Financial Statements (continued)

for these securities. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Collateralized Mortgage Obligations: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. The markets for CMOs may be more illiquid than those of other securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: The Fund may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments.”

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., futures) the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

26	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Notes to Financial Statements (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.60% of the average daily value of the Fund’s net assets.

The Advisor has entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. and BlackRock Asset Management U.K. Limited, both affiliates of the Advisor, under which the Advisor pays each sub-adviser for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended June 30, 2008, the Fund reimbursed the Advisor $1,439, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Investor C1 shareholders.

For the six months ended June 30, 2008, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $63,623 and affiliates received contingent deferred sales charges of $6,345, $6,471 and $724 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $500 relating to transactions subject to front-end sales charge waivers on Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended June 30, 2008, the Fund paid $95,180 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	27

Notes to Financial Statements (continued)

calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended June 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center Fees

Institutional	$1,050
Investor A	$990
Investor B	$180
Investor C	$66
Investor C1	$182

In addition, MLPF&S received $95 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2008.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments (including paydowns, TBA transactions and excluding short-term securities) for the six months ended June 30, 2008 were $160,722,850 and $132,035,459, respectively.

Transactions in call options written for the six months ended June 30, 2008 were as follows:

Call Options Written	Contracts	Premiums Received

Outstanding call options written, beginning of period	6,384	$37,984
Options written	10,630	152,009
Options expired	(17,014)	(189,993)

Outstanding call options written, end of period	—	—

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended June 30, 2008.

5. Capital Loss Carryforward:

On December 31, 2007, the Fund had a net capital loss carryforward of $51,494,508, of which $20,097,078 expires in 2008, $7,574,253 expires in 2009, $17,836,357 expires in 2010, $4,375,952 expires in 2011 and $1,610,868 expires in 2014. This amount will be available to offset future realized capital gains.

28	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Notes to Financial Statements (concluded)

6. Capital Share Transactions:

Transactions in shares of capital for each class were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007

	Shares	Amount	Shares	Amount

Institutional

Shares sold	3,337,270	$22,191,245	1,394,276	$8,808,979
Shares issued to shareholders in reinvestment of dividends	101,646	669,347	226,684	1,422,313

Total issued	3,438,916	22,860,592	1,620,960	10,231,292
Shares redeemed	(1,384,331)	(9,087,671)	(1,716,095)	(10,744,739)

Net increase (decrease)	2,054,585	$13,772,921	(95,135)	$(513,447)

Investor A

Shares sold and automatic conversion of shares	2,134,410	$14,072,843	1,853,589	$11,590,630
Shares issued to shareholders in reinvestment of dividends	134,963	888,685	291,598	1,827,318

Total issued	2,269,373	14,961,528	2,145,187	13,417,948
Shares redeemed	(1,174,627)	(7,743,515)	(2,207,227)	(13,760,109)

Net increase (decrease)	1,094,746	$7,218,013	(62,040)	$(342,161)

Investor B

Shares sold	141,780	$930,868	284,981	$1,769,493
Shares issued to shareholders in reinvestment of dividends	20,456	134,781	52,071	326,173

Total issued	162,236	1,065,649	337,052	2,095,666
Shares redeemed and automatic conversion of shares	(303,484)	(1,992,280)	(948,583)	(5,888,895)

Net decrease	(141,248)	$(926,631)	(611,531)	$(3,793,229)

Investor C

Shares sold	1,745,622	$11,475,636	1,633,454	$10,264,980
Shares issued to shareholders in reinvestment of dividends	33,569	220,901	28,199	177,558

Total issued	1,779,191	11,696,537	1,661,653	10,442,538
Shares redeemed	(360,314)	(2,359,065)	(243,904)	(1,533,220)

Net increase	1,418,877	$9,337,472	1,417,749	$8,909,318

Investor C1

Shares sold	83,107	$546,251	77,470	$475,270
Shares issued to shareholders in reinvestment of dividends	53,616	352,928	152,831	956,728

Total issued	136,723	899,179	230,301	1,431,998
Shares redeemed	(633,408)	(4,171,205)	(1,459,752)	(9,100,733)

Net decrease	(496,685)	$(3,272,026)	(1,229,451)	$(7,668,735)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	29

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Chairman of the Board and Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Chairman of the Audit Committee and Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351 Boston, MA 02101

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

30	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock World Income Fund, Inc. (the “Fund”) met in April and June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s subadvisory agreements (collectively, the “Subadvisory Agreements”) between the Adviser and BlackRock Financial Management, Inc., and the Adviser and BlackRock Asset Management U.K. Limited (collectively, the “Subadvisers”). The Adviser and the Subadvisers are referred to herein as “BlackRock.” The Advisory Agreement and the Subadvisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the “Transaction”), the Fund entered into the Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreements with the Subadvisers with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements’ respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for under-performance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 – 6, 2008, the Fund’s Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and BlackRock Financial Management, Inc. for a one-year term ending June 30, 2009, and the Subadvisory Agreement between the Adviser and BlackRock Asset Management U.K. Limited for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 – 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	31

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance — both including and excluding the effects of the Fund’s fees and expenses — to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

32	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the past 18 months. The Board considered BlackRock’s planned changes in the organization of its fixed-income management.

The Fund ranked in the second, second and first quartiles on a net basis against its Lipper peer universe for the one-, three- and five-year periods ended December 31, 2007. The Board noted that the Fund’s investment performance for the one-year period was disappointing, but that longer-term performance met the Board’s expectations, with five-year performance being particularly strong. The Board typically gives greater weight to longer-term results. The Board discussed the Fund’s management process and resources with BlackRock’s senior management and will continue to monitor the Fund’s performance. There was a discussion of the negative impact on performance of investment decisions in respect of duration, specific sectors and securities.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund: The Board, including the Independent Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board concluded that the Fund’s advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	33

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

E. Other Factors: The Board also took into account other ancillary or “fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and BlackRock Financial Management, Inc. for a one-year term ending June 30, 2009, and the Subadvisory Agreement between the Adviser and BlackRock Asset Management U.K. Limited for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

34	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	35

Additional Information (continued)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

36	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008	37

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

38	BLACKROCK WORLD INCOME FUND, INC.	JUNE 30, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock World Income Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10788-6/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable
12(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock World Income Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock World Income Fund, Inc.

Date: August 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock World Income Fund, Inc.

Date: August 22, 2008

3